Derivative financial instruments	6 Months Ended
Dec. 31, 2022
Derivative financial instruments.
Derivative financial instruments

21         Derivative financial instruments

	31 December 2022		30 June 2022		31 December 2021
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	4,901	—	2,458	—	—	(3,045)
Forward foreign exchange contracts	—	—	—	—	—	(76)
At fair value through profit or loss:
Embedded foreign exchange derivatives	22,561	—	20,286	—	5,580	(194)
Forward foreign exchange contracts	2,603	(519)	315	(81)	—	(1,452)
	30,065	(519)	23,059	(81)	5,580	(4,767)
Less non-current portion:
Used for hedging:
Interest rate swaps	4,901	—	2,458	—	—	(3,045)
At fair value through profit or loss:
Embedded foreign exchange derivatives	15,938	—	13,786	—	—	(96)
Forward foreign exchange contracts	1,350	(519)	218	(49)	4,434	(767)
Non-current derivative financial instruments	22,189	(519)	16,462	(49)	4,434	(3,908)
Current derivative financial instruments	7,876	—	6,597	(32)	1,146	(859)

21         Derivative financial instruments (continued)

Fair value hierarchy

Derivative financial instruments are carried at fair value. The different levels used in measuring fair value have been defined in accounting standards as follows:

●	Level 1 – the fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period.
●	Level 2 – the fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.
●	Level 3 – if one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.

All of the financial instruments detailed above are included in Level 2.